PIMCO Broad US TIPS Index Exchange-Traded Fund Annual Fund Operating Expenses - PIMCO Broad US TIPS Index Exchange-Traded Fund - PIMCO Broad US TIPS Index Exchange-Traded Fund	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Expenses (as a percentage of Assets)	0.20%